SEGMENTS (Schedule of segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 165,698
Revenues (inter-segment)	0
Total Revenues	165,698	$ 50,463	$ 49,202
The Company’ share in profit of Joint Venture and associate	22,110
Segment results	33,297
Depreciation and amortization	35,611	14,613	11,657
Other unallocated expenses:
Finance expenses, net	12,238	1,501	747
Interest expenses with respect to funding from related parties	2,867	4,811	4,343
Loss before income taxes	(17,419)	$ 4,977	$ 7,957
Lottery [Member]
Disclosure of operating segments [line items]
Revenues	53,598
Revenues (inter-segment)	988
Total Revenues	54,586
The Company’ share in profit of Joint Venture and associate	21,585
Segment results	18,660
Depreciation and amortization	16,888
Core [Member]
Disclosure of operating segments [line items]
Revenues	80,475
Revenues (inter-segment)	0
Total Revenues	80,475
The Company’ share in profit of Joint Venture and associate	525
Segment results	6,695
Depreciation and amortization	14,058
Games [Member]
Disclosure of operating segments [line items]
Revenues	18,265
Revenues (inter-segment)	5,876
Total Revenues	24,141
The Company’ share in profit of Joint Venture and associate	0
Segment results	5,785
Depreciation and amortization	2,956
Sports [Member]
Disclosure of operating segments [line items]
Revenues	13,360
Revenues (inter-segment)	369
Total Revenues	13,729
The Company’ share in profit of Joint Venture and associate	0
Segment results	2,157
Depreciation and amortization	1,709
Eliminations [Member]
Disclosure of operating segments [line items]
Revenues	0
Revenues (inter-segment)	(7,233)
Total Revenues	(7,233)
The Company’ share in profit of Joint Venture and associate	0
Segment results	0
Depreciation and amortization	$ 0